As filed with the Securities and Exchange Commission on
April 17, 2017

Registration No. 33-2710
811-4616

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 40	/ X /
and/or	----
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 41	/ X /
(Check appropriate box or boxes)	----

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PUTNAM HIGH YIELD ADVANTAGE FUND
(Exact name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)
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/ /	immediately upon filing pursuant to paragraph ( b)
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/ X /	on March 30, 2017 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM HIGH YIELD ADVANTAGE FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 17th day of April, 2017.

Putnam High Yield Advantage Fund

By: /s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title
Jameson A. Baxter*	Chair, Board of Trustees
Kenneth R. Leibler*	Vice Chair, Board of Trustees
Robert L. Reynolds*	President and Trustee
Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and
Compliance Liaison
Janet C. Smith**	Vice President, Principal Financial Officer, Principal Accounting
Officer and Assistant Treasurer
Liaquat Ahamed*	Trustee
Ravi Akhoury*	Trustee
Barbara M. Baumann*	Trustee
Robert J. Darretta*	Trustee
Katinka Domotorffy	Trustee
Catharine Bond Hill***	Trustee
John A. Hill*	Trustee
Paul L. Joskow*	Trustee

Robert E. Patterson*	Trustee
George Putnam, III*	Trustee
Manoj P. Singh***	Trustee
W. Thomas Stephens*	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact

April 17, 2017

* Signed pursuant to power of attorney filed in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on March 27, 2013.

** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on February 27, 2017.

*** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on March 29, 2017

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def